Share-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2026
Share-Based Compensation [Abstract]
Schedule of Unrecognized Compensation Cost

Because the awards vested immediately, no unrecognized compensation cost remained as of March 31, 2026.

	Number of shares	Fair Value
Recipients		USD
Consultant 1	484,000	1,384,240
Consultant 2	597,000	1,707,420
Consultant 3	541,000	1,547,260
Consultant 4	541,000	1,547,260
Consultant 5	569,000	1,627,340
	2,732,000	7,813,520